UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5484

Zenix Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

ZENIX INCOME FUND INC.

FORM N-Q

DECEMBER 31, 2005

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 90.1%
Aerospace & Defense - 0.1%
$100,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	$106,750

Airlines - 1.2%
		Continental Airlines Inc., Pass-Through Certificates:
76,633	B+	Series 2000-2, Class C, 8.312% due 4/2/11	68,605
420,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	414,095
		United Airlines Inc., Pass-Through Certificates:
167,472	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	122,341
397,660	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	346,407
185,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (a)	131,141

		Total Airlines	1,082,589

Auto Components - 0.8%
120,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	121,200
340,000	B-	Dana Corp., Notes, 6.500% due 3/1/09	273,700
100,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	108,000
150,000	B-	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	164,625
49,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	55,247

		Total Auto Components	722,772

Automobiles - 3.2%
		Ford Motor Co.:
		Debentures:
100,000	BB+	6.625% due 10/1/28	65,000
100,000	BB+	8.900% due 1/15/32	73,750
2,550,000	BB+	Notes, 7.450% due 7/16/31	1,746,750
		General Motors Corp.:
		Senior Debentures:
250,000	B	8.250% due 7/15/23	161,875
925,000	B	8.375% due 7/15/33	615,125
350,000	B	Senior Notes, 7.125% due 7/15/13	232,750

		Total Automobiles	2,895,250

Beverages - 0.2%
155,000	B+	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	159,650

Building Products - 1.1%
		Associated Materials Inc.:
700,000	CCC+	Senior Discount Notes, step bond to yield 11.239% due 3/1/14	346,500
75,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	72,750
300,000	B-	Goodman Global Holding Co. Inc., Senior Notes, 7.491% due 6/15/12 (b)(c)	298,500
250,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	242,500

		Total Building Products	960,250

Capital Markets - 0.4%
293,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	327,428

Chemicals - 4.6%
195,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	208,650
275,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (b)	273,625
400,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	442,000
155,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	164,300
315,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	337,050
300,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	316,500

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals (continued)
$415,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	$466,356
125,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	139,687
400,000	B -	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	421,000
105,000	B -	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	103,163
75,000	B -	Resolution Performance Products Inc./RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	76,313
350,000	B -	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	371,875
		Rhodia SA:
125,000	CCC+	Senior Notes, 10.250% due 6/1/10	137,500
475,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	489,250
163,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	175,225

		Total Chemicals	4,122,494

Commercial Services & Supplies - 2.2%
400,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	387,617
		Allied Waste North America Inc.:
		Senior Notes:
25,000	BB-	7.250% due 3/15/15	25,375
		Series B:
455,000	BB-	8.500% due 12/1/08	480,025
50,000	BB-	9.250% due 9/1/12	54,375
325,000	B+	Senior Secured Notes, Series B, 7.375% due 4/15/14	317,688
275,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	290,125
		Cenveo Corp.:
215,000	B+	Senior Notes, 9.625% due 3/15/12	233,275
200,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	194,000

		Total Commercial Services & Supplies	1,982,480

Communications Equipment - 1.5%
1,150,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	991,875
350,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	315,000
50,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	50,250

		Total Communications Equipment	1,357,125

Computers & Peripherals - 0.1%
125,000	B -	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	130,000

Containers & Packaging - 3.8%
187,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	201,960
450,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	432,000
250,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	241,250
375,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	376,875
		Owens-Brockway Glass Container Inc.:
250,000	B	6.750% due 12/1/14	243,750
600,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	629,250
		Pliant Corp.:
75,000	C	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	67,125
60,000	C	Senior Subordinated Notes, 13.000% due 6/1/10 (a)	12,000
125,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	101,875
275,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	288,544
700,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	640,500
210,000	C	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	115,500

		Total Containers & Packaging	3,350,629

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Consumer Services - 1.1%
$125,000	B	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (b)	$127,969
		Service Corp. International:
220,000	BB	Debentures, 7.875% due 2/1/13	231,550
635,000	BB	Senior Notes, 6.500% due 3/15/08	644,525

		Total Diversified Consumer Services	1,004,044

Diversified Financial Services - 4.6%
390,000	CCC+	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	441,675
75,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	76,125
		Ford Motor Credit Co.:
		Notes:
500,000	BB+	6.625% due 6/16/08	453,774
250,000	BB+	7.875% due 6/15/10	225,176
50,000	BB+	7.000% due 10/1/13	42,784
275,000	BB+	Senior Notes, 7.250% due 10/25/11	237,829
1,825,000	BB	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	1,752,765
260,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	277,875
175,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	174,125
400,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	427,000

		Total Diversified Financial Services	4,109,128

Diversified Telecommunication Services - 3.9%
		AT&T Corp., Senior Notes:
425,000	A	7.300% due 11/15/11	470,957
225,000	A	9.750% due 11/15/31	283,466
300,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	316,875
150,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (b)(c)	153,187
425,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.098% due 2/1/15 (b)	281,562
50,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	55,438
155,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	150,738
50,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	52,500
146,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	153,665
		Qwest Communications International Inc., Senior Notes:
40,000	B	7.500% due 2/15/14	41,300
80,000	B	Series B, 7.500% due 2/15/14 (b)	82,600
		Qwest Corp.:
40,000	BB	7.500% due 6/15/23	39,950
565,000	BB	Debentures, 6.875% due 9/15/33	533,925
735,000	BB	Notes, 8.875% due 3/15/12	832,387

		Total Diversified Telecommunication Services	3,448,550

Electric Utilities - 3.5%
		Edison Mission Energy, Senior Notes:
435,000	B+	10.000% due 8/15/08	478,500
125,000	B+	7.730% due 6/15/09	129,688
375,000	B+	9.875% due 4/15/11	439,219
200,000	B-	Inergy L.P./Inergy Finance Corp., 6.875% due 12/15/14	183,000
395,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	448,325
		Reliant Energy Inc., Senior Secured Notes:
500,000	B+	9.250% due 7/15/10	502,500
475,000	B+	9.500% due 7/15/13	478,562

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities (continued)
$400,000	B	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (b)	$435,000

		Total Electric Utilities	3,094,794

Electrical Equipment - 0.5%
440,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	451,579

Electronic Equipment & Instruments - 0.2%
175,000	CCC-	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	153,563

Energy Equipment & Services - 0.5%
88,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b)	91,080
300,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	328,500

		Total Energy Equipment & Services	419,580

Food & Staples Retailing - 0.7%
425,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	391,000
245,000	B-	Rite Aid Corp., Notes, 7.125% due 1/15/07	246,225

		Total Food & Staples Retailing	637,225

Food Products - 2.3%
75,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	81,469
349,427	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	374,105
195,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	198,900
200,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	213,500
250,000	B-	Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15 (b)	261,875
		Dole Food Co. Inc., Senior Notes:
350,000	B+	7.250% due 6/15/10	341,250
100,000	B+	8.875% due 3/15/11	103,000
475,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	454,813

		Total Food Products	2,028,912

Health Care Providers & Services - 2.9%
400,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	426,000
200,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13	204,500
		Extendicare Health Services Inc., Senior Subordinated Notes:
120,000	B+	9.500% due 7/1/10	127,950
300,000	B	6.875% due 5/1/14	294,750
200,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	203,167
450,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	474,750
225,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	171,000
750,000	B	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	695,625

		Total Health Care Providers & Services	2,597,742

Hotels, Restaurants & Leisure - 8.3%
370,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	394,050
		Caesars Entertainment Inc., Senior Subordinated Notes:
200,000	BB+	8.875% due 9/15/08	216,750
100,000	BB+	7.875% due 3/15/10	108,000
455,000	BB+	8.125% due 5/15/11	504,481
75,000	B-	Carrols Corp., 9.000% due 1/15/13	73,313
625,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.386% due 3/15/14	465,625
		Herbst Gaming Inc., Senior Subordinated Notes:
425,000	B-	8.125% due 6/1/12	444,125

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
$50,000	B -	7.000% due 11/15/14	$50,000
		Hilton Hotels Corp.:
100,000	BBB-	Notes, 7.625% due 12/1/12	107,995
270,000	BBB-	Senior Notes, 7.950% due 4/15/07	278,629
300,000	CCC-	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	252,750
450,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	441,000
350,000	B	Kerzner International Ltd., 6.750% due 10/1/15 (b)	342,125
375,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	362,812
50,000	CCC+	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14	50,750
		MGM MIRAGE Inc.:
475,000	BB	Senior Notes, 6.750% due 9/1/12	483,906
125,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	130,313
		Senior Subordinated Notes:
155,000	B+	9.750% due 6/1/07	164,106
225,000	B+	8.375% due 2/1/11	241,875
340,000	B+	Series B, 10.250% due 8/1/07	364,225
250,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	253,125
450,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	467,437
250,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	233,125
325,000	CCC+	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	325,000
		Six Flags Inc., Senior Notes:
175,000	CCC	9.750% due 4/15/13	172,594
100,000	CCC	9.625% due 6/1/14	97,750
125,000	B+	Station Casinos Inc., Senior Subordinated Notes:, 6.875% due 3/1/16	128,438
225,000	B	VICORP Restaurants Inc., Senior Notes, 10.500% due 4/15/11	209,812

		Total Hotels, Restaurants & Leisure	7,364,111

Household Durables - 2.5%
		D.R. Horton Inc.:
285,000	BB+	Senior Notes, 8.000% due 2/1/09	305,162
160,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	169,146
335,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	236,175
300,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	326,250
235,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	248,376
335,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	361,800
400,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	414,000
155,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	160,231

		Total Household Durables	2,221,140

Independent Power Producers & Energy Traders - 4.3%
		AES Corp., Senior Notes:
690,000	B-	9.500% due 6/1/09	748,650
25,000	B-	7.750% due 3/1/14	26,344
		Calpine Corp.:
360,000	D	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	297,000
220,000	D	Senior Secured Notes, 8.750% due 7/15/13 (a)(b)	181,500
200,000	D	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (a)	204,000
		Dynegy Holdings Inc.:
525,000	B-	Second Priority Senior Secured Notes, 10.650% due 7/15/08 (b)(c)	557,156
1,000,000	CCC+	Senior Debentures, 7.625% due 10/15/26	895,000
300,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (b)	304,875

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Independent Power Producers & Energy Traders (continued)
$566,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	$633,920

		Total Independent Power Producers & Energy Traders	3,848,445

Industrial Conglomerates - 1.2%
220,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	184,800
200,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	212,000
700,000	B-	KI Holdings Inc., Senior Discount Notes, step bond to yield 9.292% due 11/15/14	462,000
250,000	CCC+	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	220,000

		Total Industrial Conglomerates	1,078,800

Insurance - 0.5%
405,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	435,951

IT Services - 0.5%
		Iron Mountain Inc., Senior Subordinated Notes:
100,000	B	8.625% due 4/1/13	104,750
325,000	B	7.750% due 1/15/15	329,062

		Total IT Services	433,812

Machinery - 1.1%
25,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	26,875
275,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	273,625
275,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	293,562
225,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 15.005% due 4/15/14	170,438
120,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	128,400
100,000	CCC+	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	78,000

		Total Machinery	970,900

Media - 7.5%
437,746	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	449,237
		CCH I Holdings LLC:
		Senior Accreting Notes:
490,000	CCC-	Step bond to yield 17.231% due 1/15/14 (b)	331,975
320,000	CCC-	Step bond to yield 16.292% due 5/15/14 (b)	179,200
1,228,000	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (b)	1,037,660
		CSC Holdings Inc.:
425,000	B+	Senior Debentures, 7.625% due 7/15/18	405,875
		Senior Notes:
175,000	B+	7.875% due 12/15/07	178,938
		Series B:
225,000	B+	8.125% due 7/15/09	228,375
125,000	B+	7.625% due 4/1/11	125,000
114,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	133,950
600,000	B	Dex Media Inc., Discount Notes, step bond to yield 8.283% due 11/15/13	480,000
244,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	272,060
260,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	280,800
348,000	BB-	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09	364,965
475,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	475,734
225,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	177,750
165,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 13.748% due 2/15/11	173,250

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media (continued)
$525,000	B	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	$567,000
75,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	84,938
265,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	280,900
100,000	CCC	Vertis Inc., Senior Second Lien Secured Notes, 9.750% due 4/1/09	104,125
98,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	101,185
250,000	CCC	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14	221,562

		Total Media	6,654,479

Metals & Mining - 0.7%
375,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	411,563
225,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	258,993

		Total Metals & Mining	670,556

Multi-Utilities - 0.1%
105,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	115,133

Multiline Retail - 1.4%
		J.C. Penney Co. Inc., Notes:
450,000	BB+	8.000% due 3/1/10	495,111
309,000	BB+	9.000% due 8/1/12	365,103
150,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	153,188
209,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	228,855

		Total Multiline Retail	1,242,257

Oil, Gas & Consumable Fuels - 6.1%
		Chesapeake Energy Corp., Senior Notes:
625,000	BB	6.625% due 1/15/16	635,937
275,000	BB	6.250% due 1/15/18	270,875
198,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	215,820
1,425,000	B-	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	1,435,687
		Massey Energy Co.:
225,000	BB-	6.625% due 11/15/10	229,781
100,000	BB-	Senior Notes, 6.875% due 12/15/13 (b)	101,375
405,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	438,412
90,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	94,500
155,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	163,138
400,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	432,000
		Vintage Petroleum Inc.:
215,000	BB-	Senior Notes, 8.250% due 5/1/12	231,663
50,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	52,500
		Williams Cos. Inc.:
		Notes:
600,000	B+	7.875% due 9/1/21	652,500
200,000	B+	8.750% due 3/15/32	233,000
275,000	B+	Senior Notes, 7.625% due 7/15/19	296,313

		Total Oil, Gas & Consumable Fuels	5,483,501

Paper & Forest Products - 3.1%
400,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	344,000
425,000	B+	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	399,500
225,000	B-	Blue Ridge Paper Products Inc., Senior Secured Notes, 9.500% due 12/15/08	203,625

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Paper & Forest Products (continued)
$400,000	B+	Bowater Inc., Debentures, 9.500% due 10/15/12	$414,000
555,000	B	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	530,025
440,000	B+	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	422,400
75,000	B+	Domtar Inc., Notes, 7.125% due 8/15/15	64,312
450,000	B-	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	398,250

		Total Paper & Forest Products	2,776,112

Personal Products - 0.6%
100,000	CCC+	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	79,500
400,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	428,000

		Total Personal Products	507,500

Pharmaceuticals - 0.7%
200,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	189,000
450,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	444,375

		Total Pharmaceuticals	633,375

REITs - 1.3%
		Host Marriott LP, Senior Notes:
515,000	BB-	Series I, 9.500% due 1/15/07	535,600
200,000	BB-	Series O, 6.375% due 3/15/15	200,500
50,000	CCC+	MeriStar Hospitality Corp., Senior Notes, 9.000% due 1/15/08	51,938
350,000	CCC+	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	370,562

		Total REITs	1,158,600

Semiconductors & Semiconductor Equipment - 0.5%
		Amkor Technology Inc.:
150,000	CCC+	Senior Notes, 9.250% due 2/15/08	146,250
374,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	345,950

		Total Semiconductors & Semiconductor Equipment	492,200

Specialty Retail - 1.2%
200,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	196,000
300,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	333,604
425,000	B-	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	418,625
125,000	CCC	Toys “R” Us Inc., Notes, 7.375% due 10/15/18	90,625

		Total Specialty Retail	1,038,854

Textiles, Apparel & Luxury Goods - 1.0%
		Levi Strauss & Co., Senior Notes:
100,000	B-	8.804% due 4/1/12 (c)	101,250
155,000	B-	12.250% due 12/15/12	173,600
250,000	B-	9.750% due 1/15/15	261,250
575,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.006% due 12/15/14 (b)	313,375

		Total Textiles, Apparel & Luxury Goods	849,475

Thrifts & Mortgage Finance - 1.2%
1,000,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,060,000

Wireless Telecommunication Services - 6.9%
		AirGate PCS Inc.:
100,000	B-	7.900% due 10/15/11 (c)	103,750
199,900	CCC	Senior Secured Subordinated Notes, 9.375% due 9/1/09	209,895
50,000	BB-	American Tower Corp., Senior Notes, 7.500% due 5/1/12	52,500

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services (continued)
$165,000	BB-	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.314% due 8/1/08	$129,938
200,000	CCC	Centennial Communications Corp., Senior Notes, 10.250% due 1/1/13 (b)(c)	201,500
450,000	BBB-	IWO Holdings Inc., Secured Notes, 7.900% due 1/15/12 (c)	469,125
		New Cingular Wireless Services Inc.:
700,000	A	Notes, 8.125% due 5/1/12	809,820
775,000	A	Senior Notes, 7.875% due 3/1/11	870,524
1,100,000	A-	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	1,148,492
276,000	B-	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	307,740
		Sprint Capital Corp.:
900,000	A-	Notes, 8.750% due 3/15/32	1,197,989
600,000	A-	Senior Notes, 6.875% due 11/15/28	657,575

		Total Wireless Telecommunication Services	6,158,848

		TOTAL CORPORATE BONDS & NOTES (Cost - $77,108,638)	80,336,583

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
1,723,537	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (a)(d)(e) (Cost - $1,890,211)	0

LOAN PARTICIPATION - 1.2%
Telecommunications - 1.2%
1,000,000		UPC Broadband Inc., Term Loan, Tranche H2, 1.000% due 3/15/12 (Bank of America)(f)(g)(h) (Cost - $1,000,000)	1,010,267

SHARES
COMMON STOCKS - 1.4%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
6,729		Aurora Foods Inc. (d)(e)	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
369		Outsourcing Solutions Inc. (e)	1,567

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
287		Northrop Grumman Corp.	17,252

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
2,601		Motorola Inc.	58,756

Semiconductors & Semiconductor Equipment - 0.0%
287		Freescale Semiconductor Inc., Class B Shares *	7,224

		TOTAL INFORMATION TECHNOLOGY	65,980

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
870		McLeodUSA Inc., Class A Shares *	9
20,691		Telewest Global Inc. *	492,860

		Total Diversified Telecommunication Services	492,869

Wireless Telecommunication Services - 0.8%
23,706		Alamosa Holdings Inc. *	441,169

See Notes to Schedule of Investments.

ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

SHARES	SECURITY	VALUE
Wireless Telecommunication Services (continued)
9,016	Crown Castle International Corp. *	$242,620

	Total Wireless Telecommunication Services	683,789

	TOTAL TELECOMMUNICATION SERVICES	1,176,658

	TOTAL COMMON STOCKS (Cost - $982,836)	1,261,457

CONVERTIBLE PREFERRED STOCKS - 1.2%
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
600	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13	822,825
4,800	Crown Castle International Corp., 6.250% due 8/15/12	254,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $312,600)	1,077,225

WARRANTS
WARRANTS - 0.1%
165	American Tower Corp., Class A Shares, Expires 8/1/08(b)*	63,156
325	Cybernet Internet Services International Inc., Expires 7/1/09(d)(e)*	0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)(d)(e)*	0
335	Merrill Corp., Class B Shares, Expires 5/1/09(b)(d)(e)*	0
175	Mueller Holdings Inc., Expires 4/15/14	1
60	Pliant Corp., Expires 6/1/10(b)(d)(e)*	1
1,300	RSL Communications Ltd., Class A Shares, Expires 11/15/06(d)(e)*	0

	TOTAL WARRANTS (Cost - $73,753)	63,158

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $81,368,038)	83,748,690

FACE AMOUNT
SHORT-TERM INVESTMENT - 6.0%
Repurchase Agreement - 6.0%
$5,391,000	Interest in $599,979,000 joint tri-party repurchase agreement dated 12/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.250% due 1/3/06; Proceeds at maturity - $5,393,546; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 4.500% due 1/5/06 to 11/15/15; Market value - $ 5,498,858) (Cost - $5,391,000)	5,391,000

	TOTAL INVESTMENTS - 100.0% (Cost - $86,759,038#)	$89,139,690

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is currently in default.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2005.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(f)	The maturity date represents the latest maturity date.

(g)	Interest rate represents the effective rate on the loan/debt security.

(h)	Participation interest was acquired through the financial institutions indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 11 for definitions of ratings.

Abbreviation used in this schedule:

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Zenix Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rate fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of both the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,050,245
Gross unrealized depreciation	(4,669,593)

Net unrealized appreciation	$2,380,652

At December 31, 2005, the Fund held one loan participation with a total cost of $1,000,000 and a total market value of $1,010,267.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zenix Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date:	March 1, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 1, 2006